TAXATION (Reconciliation of the theoretical income taxes expenses (benefit) to the actual income taxes expenses benefit) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Major components of tax expense (income) [abstract]
Profit (loss) before income taxes expenses (benefit)	$ (17,419)	$ 4,977	$ 7,957
The Company's statutory tax rate	25.00%	25.00%	25.00%
Theoretical income taxes expenses (benefit) on the above amount at the Company's tax rate	$ (4,355)	$ 1,244	$ 1,989
Non-deductible expenses	8,295	2,090	1,328
Losses in respect of which no deferred taxes were recorded	0	1,616	0
Carry forward losses utilized in which no deferred taxes were recorded in previous years	0	0	(1,932)
Recognition of deferred taxes during the year, with respect to prior years temporary differences	(1,837)	(2,769)	0
Taxable income and other temporary differences accounted for in lower tax rates	(561)	(1,688)	(80)
Current income taxes with respect to previous years	4	(168)	138
Actual income taxes expenses (benefit)	$ 1,546	$ 325	$ 1,443